COMMITMENTS (Schedule Of Future Minimum Lease Payments Under Non-Cancellable Operating Leases) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Future minimum lease payments under non-cancellable leases [Abstract]
2017	$ 5,006
2018	3,193
2019	2,920
Total	11,119
Future minimum principal payments related to long-term debts
2017
2018	59,260
2019	42,786
Total	$ 102,046